G:\SHARED\3RDPARTY\GABGROW\PEA/#13/497CLTR.DOC
September 2, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               Comstock Funds, Inc. (the "Company")
                  File Nos. 33-40771/811-05502

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Company do not differ from that contained in Post-Effective Amendment No. 27 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on August 28, 2008 (Accession No. 0000935069-08-002037).

Should you have any questions with respect to this filing, please contact the undersigned at (617) 338-5177.

Very truly yours,


/s/ David M. Camassar
David M. Camassar
Manager and Assistant Vice-President
Regulatory Administration Department
PNC Global Investment Servicing
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert
         D. Pugliese
         M. Rosella
         D. James
         A. Lonergan